Income Tax Expense (Details) - Schedule of Income Tax Expense - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Expense (Details) - Schedule of Income Tax Expense [Line Items]
Loss from continuing operations before income tax expense	$ (3,786,507)	$ (2,854,254)
Tax at the Australian tax rate of 25% (2022: 25%)	(946,627)	(713,564)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(98,219)	(64,375)
Accounting expenditure subject to R&D tax incentive	225,791	147,989
Share-based payments	56,738	23,723
Net impact of other amounts not deductible (taxable)	(453,038)	363,661
Subtotal	(1,215,355)	(969,888)
Tax losses and other timing differences for which no deferred tax asset is recognized	1,215,355	969,888
Income tax expense